Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

The Management has determined that the fair values of the assets and liabilities as of December 31, 2018 are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents	$4,204	$4,204
Trade accounts receivable, net	$2,585	$2,585
Trade accounts payable	$4,746	$4,746
Long-term debt with variable interest rates, net	$39,422	$39,422
Long-term loans and promissory note with non-variable interest rates, net	$29,000	$29,000

Schedule of Financial Derivative Instrument Location

Information on the classification, the derivative fair value and the loss from financial derivative instrument included in the consolidated financial statements is shown below:

Consolidated Balance Sheets – Location	December 31, 2017	December 31, 2018
Financial derivative instrument – Other non-current assets	$-	$28

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Loss - Location	December 31, 2017	December 31, 2018
Financial derivative instrument – Initial cost	$-	$(47)
Financial derivative instrument – Fair value as at period end	-	28
Loss from financial derivative instrument	$-	$(19)

Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used

As of December 31, 2016, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently the carrying value of these vessels was written-down as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Impairment Loss charged against Vessels, net	Impairment Loss charged against Deferred charges, net	Vessel Impairment Charge
Northsea Alpha	$8,000	$1,770	$292	$2,062
Northsea Beta	8,000	1,622	314	1,936
TOTAL	$16,000	$3,392	$606	$3,998

As of December 31, 2018, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently the carrying value of these vessels was written-down to their respective fair values as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Vessel Impairment Charge (charged against Vessels, net)
Northsea Alpha	$6,125	$1,142
Northsea Beta	6,125	1,140
TOTAL	$12,250	$2,282